VIRTUS Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Real Estate Investment Trusts—97.3%
Data Centers—8.1%
CyrusOne, Inc.	64,133	$ 5,754
Equinix, Inc.	52,381	44,306
		50,060

Health Care—8.3%
Healthcare Trust of America, Inc. Class A	316,470	10,567
Healthpeak Properties, Inc.	430,500	15,537
Welltower, Inc.	287,980	24,700
		50,804

Industrial/Office—25.4%
Industrial—17.3%
Duke Realty Corp.	478,693	31,421
Prologis, Inc.	368,744	62,082
Rexford Industrial Realty, Inc.	159,125	12,907
		106,410

Office—8.1%
Alexandria Real Estate Equities, Inc.	72,434	16,150
Boston Properties, Inc.	70,900	8,166
Cousins Properties, Inc.	404,603	16,298
Douglas Emmett, Inc.	274,668	9,201
		49,815

Total Industrial/Office		156,225

Lodging/Resorts—4.2%
Host Hotels & Resorts, Inc.(1)	725,094	12,610
RLJ Lodging Trust	396,605	5,525
Ryman Hospitality Properties, Inc.(1)	83,660	7,693
		25,828

Residential—25.9%
Apartments—15.5%
Apartment Income REIT Corp.	370,295	20,244
AvalonBay Communities, Inc.	115,315	29,127
Equity Residential	183,254	16,585
Mid-America Apartment Communities, Inc.	129,280	29,662
		95,618

Manufactured Homes—4.9%
Sun Communities, Inc.	142,912	30,007
Single Family Homes—5.5%
American Homes 4 Rent Class A	501,200	21,857
Invitation Homes, Inc.	268,760	12,186
		34,043

Total Residential		159,668

	Shares	Value

Retail—14.9%
Free Standing—3.3%
Spirit Realty Capital, Inc.	298,793	$ 14,399
STORE Capital Corp.	174,250	5,994
		20,393

Regional Malls—4.8%
Simon Property Group, Inc.	183,696	29,349
Shopping Centers—6.8%
Brixmor Property Group, Inc.	611,056	15,527
Kimco Realty Corp.	495,120	12,205
Regency Centers Corp.	187,000	14,090
		41,822

Total Retail		91,564

Self Storage—8.5%
CubeSmart	454,450	25,863
Extra Space Storage, Inc.	117,429	26,624
		52,487

Specialty—2.0%
SBA Communications, Corp. Class A	15,600	6,069
VICI Properties, Inc.	196,800	5,925
		11,994

Total Common Stocks (Identified Cost $286,774)		598,630

Total Long-Term Investments—97.3% (Identified Cost $286,774)		598,630

Short-Term Investment—2.7%
Money Market Mutual Fund—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	16,827,329	16,827
Total Short-Term Investment (Identified Cost $16,827)		16,827

TOTAL INVESTMENTS—100.0% (Identified Cost $303,601)		$615,457
Other assets and liabilities, net—0.0%		155
NET ASSETS—100.0%		$615,612

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$598,630	$598,630
Money Market Mutual Fund	16,827	16,827
Total Investments	$615,457	$615,457
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Real Estate Securities Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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